OTHER FINANCIAL ITEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Component of Other Income (Expense), Nonoperating [Line Items]
Amortization of deferred financing costs	$ (6,308)	$ (3,554)	$ (5,828)
Financing arrangement fees	(1,694)	(147)	(2,101)
Interest expense on un-designated interest rate swaps	(14,385)	(12,163)	(8,188)
Foreign exchange gain on capital lease obligations and related restricted cash	492	677	7,084
Foreign exchange loss on operations	(2,235)	(978)	(634)
Total	(23,459)	(22,118)	(1,661)
Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Mark-to-market adjustment on derivatives	655	(5,953)	12,845
Foreign Exchange Contract
Component of Other Income (Expense), Nonoperating [Line Items]
Mark-to-market adjustment on derivatives	$ 16	$ 0	$ (4,839)